Cash - Currency (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalents
Total	$ 86,774	$ 142,802	$ 84,557	$ 17,565
United States Dollars
Cash and cash equivalents
Total	68,517	108,884
Euro
Cash and cash equivalents
Total	17,057	33,297
Russian Ruble
Cash and cash equivalents
Total	1,078	$ 621
Armenian Dram
Cash and cash equivalents
Total	26
Kazakhstani Tenge
Cash and cash equivalents
Total	$ 96